Schedule of Movements in Credit Loss Allowance (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Investments, All Other Investments [Abstract]
Balance as of December 31, 2024	$ 491,245
Changes in credit risk	820,987
Written off	(1,110,558)
Exchange rate difference	6,453
Balance as of December 31, 2025	$ 208,127